Interest Rate Benchmark Reform - Derivatives Directly Affected (Details) number in Millions	Dec. 31, 2020
GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	47,421
GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	23,030
USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	6,196
USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,724
Other(2)
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	778
Other(2) | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	720
Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	54,395
Total | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	26,474
Designated as cash flow hedges: | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	15,198
Designated as cash flow hedges: | GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	10,553
Designated as cash flow hedges: | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	5,119
Designated as cash flow hedges: | USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,562
Designated as cash flow hedges: | Other(2)
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0
Designated as cash flow hedges: | Other(2) | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0
Designated as cash flow hedges: | Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	20,317
Designated as cash flow hedges: | Total | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	13,115
Designated as fair value hedges: | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	32,223
Designated as fair value hedges: | GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	12,477
Designated as fair value hedges: | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	1,077
Designated as fair value hedges: | USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	162
Designated as fair value hedges: | Other(2)
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	778
Designated as fair value hedges: | Other(2) | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	720
Designated as fair value hedges: | Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	34,078
Designated as fair value hedges: | Total | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	13,359